Accumulated other comprehensive loss (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated other comprehensive loss [Abstract]
Accumulated other comprehensive loss
	December 31,
	2012	2013
Cash flows hedges realized loss	$ (29,292)	$ (28,256)
Actuarial pension gain	1,467	4,802
Total	$ (27,825)	$ (23,454)